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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          OAKMONT CORPORATION
                 -------------------------------
   Address:       865 S. Figueroa St., Suite 700
                 -------------------------------
                  Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04326
                     ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Miller
         -------------------------------
Title:    SVP, Legal and Finance
         -------------------------------
Phone:    (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Robert Miller        Los Angeles, California    May 11, 2009
 ------------------------    -----------------------   --------------
       [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                        --------------------

Form 13F Information Table Entry Total:            12
                                        --------------------

Form 13F Information Table Value Total:       149,472
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number                   Name

1             28-10954                               Peak Investments LLC
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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ------ -------- ------
CITIGROUP INC.                Common       172967101   25,543 10,096,000   SH            Other          1             Shared
FREEPORT MCMORAN COPPER
 & GOLD INC.                  Common       35671D857   37,081    973,000   SH            Other          1             Shared
FREEPORT MCMORAN COPPER
 & GOLD INC.                  Prd Conv     35671D782    4,108     64,000   SH            Other          1             Shared
JPMORGAN & CHASE & CO.        Common       46625H100   58,572  2,203,600   SH            Other          1             Shared
MCMORAN EXPLORATION  CO       Common       582411104   10,123  2,153,858   SH            Other          1             Shared
MONSANTO CO                   Common       61166W101   12,035    144,820   SH            Other          1             Shared
SEI INVESTMENTS CO            Common       784117103      813     66,600   SH            Other          1             Shared
STATE STREET CORPORATION      Common       857477103   36,053  1,171,317   SH            Other          1             Shared
STRATUS PROPERTIES INC        Common       863167201      503     83,109   SH            Other          1             Shared
SUNTECH PWR HLDGS CO LTD       Note        86800CAC8    7,883  8,639,300  PRN            Other          1             Shared
TEVA PHARMACEUTICAL INDS
 LTD                           ADR         881624209    9,578    212,600   SH            Other          1             Shared
WELLS FARGO & COMPANY         Common       949746101   13,912    977,000   SH            Other          1             Shared

                                                     --------
                                                      149,472
                                                     --------